ACCRUED LIABILITIES AND OTHER PAYABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
AccruedLiabilitiesLineItems [Line Items]
Accrued liabilities and other payables	$ 657,581	$ 752,518
Fastnet Technology [Member]
AccruedLiabilitiesLineItems [Line Items]
Accrued liabilities and other payables	551,812	554,591
Others Accrued Liabilities [Member]
AccruedLiabilitiesLineItems [Line Items]
Accrued liabilities and other payables	$ 105,769	$ 197,927